UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08134

Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Annual Report January 31, 2006

EATON VANCE
HIGH YIELD
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance High Yield Municipals Fund as of January 31, 2006

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Performance for the Year Ended January 31, 2006

• The Fund’s Class A shares had a total return of 7.14% during the year ended January 31, 2006.(1) This return was the result of an increase in net asset value (NAV) to $10.24 per share on January 31, 2006 from $10.09 on January 31, 2005, and the reinvestment of $0.552 in dividends.(2)

• The Fund’s Class B shares had a total return of 6.34% during the same period.(1) This return was the result of an increase in net asset value (NAV) to $10.21 per share on January 31, 2006 from $10.06 on January 31, 2005, and the reinvestment of $0.475 in dividends. (2)

• The Fund’s Class C shares had a total return of 6.24% during the same period.(1) This return was the result of an increase in net asset value (NAV) to $9.47 per share on January 31, 2006 from $9.34 on January 31, 2005, and the reinvestment of $0.440 in dividends.(2)

Portfolio Managers:

Cynthia J. Clemson

Thomas M. Metzold

Economic and Market Conditions

The economy expanded at a 1.6% pace in the fourth quarter of 2005, a decline from the 4.1% rate in the third quarter. Even with a weak finish, the economy generated respectable growth in 2005. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs – 193,000 in January 2006. Recent economic data suggest that the Gulf Coast hurricanes did not have a significant effect on the nation’s overall economy. While consumer spending declined, the economy appeared to be sustaining growth in both the manufacturing and service sectors, with little evidence of inflationary pressures. Moreover, worries about a pickup in inflation have waned recently, as prices for crude oil, gasoline and jet fuel have eased from their previous highs.

Investor sentiment regarding the Fed’s monetary policy appears to have shifted in recent months, as investors have begun to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). The improved investor sentiment has likely accounted, in part, for the improved performance of the financial markets in late 2005.

While the investment-grade portion of the municipal market saw record supply in 2005 – more than $400 billion in new issuance – there was little new supply in The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. the high-yield municipal segment. As a result, there was increasing yield compression between high-yield and investment-grade municipal bonds.

For the year ended January 31, 2006, the Lehman Brothers Municipal Bond Index (3) (the “Index”), a broadbased, unmanaged municipal market index, posted amodest gain of 2.83%. Find more information about the Fund’s performance and that of funds in the same Lipper classification as the Fund on the following page.

Management Discussion

The Fund invests primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for fixed-income securities over the past 18 months — with shorter-maturity yields rising as longermaturity yields declined slightly — the long end of the curve was an attractive place to be positioned.

During the year ended January 31, 2006, the Fed raised short-term interest rates at regular intervals, and commodities prices rose significantly. However, the economy grew at a solid pace, with low to moderate inflation. In this climate, we continued to maintain a somewhat cautious outlook on interest rates and adjusted the Fund’s duration accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

With credit spreads narrowing, the lower-rated, higheryielding bonds owned by the Fund performed well,contributing to the Fund’s outperformance of its benchmark. In addition, we found relative value opportunities in a number of BBB rated hospital bonds.

We maintained selective credit criteria within the highyield universe. Airline bonds contributed most to the Fund’s outperformance of its benchmark. Airlines have worked out some of their labor issues and have enjoyed improving pricing power. Finally, we continued to closely monitor call protection in the Fund. Call protection remains an important consideration for municipal bond investors.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com

(1) These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund’s income may be subject to federal/or alternative minimum tax. Income may be subject to state and local taxes. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance High Yield Municipals Fund as of January 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	7.14%	6.34%	6.24%
Five Years	7.41	6.64	6.62
Ten Years	5.99	5.24	N.A.
Life of Fund†	6.71	5.89	4.88

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.08%	1.34%	5.24%
Five Years	6.37	6.33	6.62
Ten Years	5.48	5.24	N.A.
Life of Fund†	6.22	5.89	4.88

†Inception dates: Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Index Performance (2)
Lehman Brothers Municipal Bond Index
One Year	2.83%
Five Years	5.44
Ten Years	5.66

Lipper Averages (3)
Lipper High Yield Municipal Debt Funds Classification
One Year	5.38%
Five Years	5.97
Ten Years	4.96

Distribution Rates (4)	Class A	Class B	Class C

Distribution Rate (4)	5.03%	4.29%	4.30%
Taxable-Equivalent Distribution Rate (5)	7.74	6.60	6.62
SEC 30-day Yield (6)	4.80	4.29	4.28
Taxable-Equivalent SEC 30-day Yield (5)	7.38	6.60	6.58

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 8/7/95.

A $10,000 hypothetical investment at net asset value in Class A shares on 1/31/96 and Class C shares on 6/18/97 (commencement of operations) would have been valued at $17,891 and $15,085, respectively, on January 31, 2006. A $10,000 hypothetical investment in Class A shares at the maximum offering price would have been valued at $17,047. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution (7), (8)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper High Yield Municipal Debt Funds Classification contained 82, 69 and 35 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 1/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

3

Eaton Vance High Yield Municipals Fund as of January 31, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 – January 31, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Eaton Vance High Yield Municipals Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/05)	(1/31/06)	(8/1/05 — 1/31/06)
Actual
Class A	$1,000.00	$1,021.90	$4.64
Class B	$1,000.00	$1,019.00	$8.45
Class C	$1,000.00	$1,017.60	$8.44
Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.63
Class B	$1,000.00	$1,016.80	$8.44
Class C	$1,000.00	$1,016.80	$8.44

* Expenses are equal to the Fund’s annualized expense ratio of 0.91% for Class A shares, 1.66% for Class B shares and 1.66% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2005.

4

Eaton Vance High Yield Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.4%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 2.0%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,097,720
1,910	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,929,100
4,820	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	4,996,557
2,050	Pennsylvania Economic Development Financing, (Colver), (AMT), 5.125%, 12/1/15	2,035,650
		$16,059,027
Education — 0.7%
$3,000	California Educational Facilities Authority, (Stanford University), Residual Certificates, Variable Rate, 11.37%, 12/1/32(1)(2)	$3,671,700
2,000	New Hampshire HEFA, (Colby-Sawyer College), 7.50%, 6/1/26	2,054,660
		$5,726,360
Electric Utilities — 4.4%
$2,610	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$2,624,512
3,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	3,380,010
4,500	Chula Vista, CA, (San Diego Gas), (AMT), 5.00%, 12/1/27	4,570,065
4,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	4,335,480
3,965	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,044,300
1,500	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	1,523,550
3,750	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	3,997,950
7,700	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	8,209,124
3,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	3,115,320
		$35,800,311
Escrowed / Prerefunded — 5.1%
$25,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21	$12,670,000
2,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 12/1/09, Variable Rate, 9.084%, 12/1/34(1)(3)	3,055,950

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$4,300	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	$5,297,987
9,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	4,437,355
3,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,634,815
2,500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	2,913,300
3,685	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.25%, 10/1/18(4)	4,282,044
1,830	Grove City, PA, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,916,175
5,250	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	5,708,797
		$41,916,423
General Obligations — 5.0%
$3,390	California, 4.625%, 5/1/30	$3,370,202
1,195	California, 5.00%, 2/1/32	1,228,233
2,250	California, 5.25%, 2/1/30	2,365,020
2,000	California, 5.25%, 2/1/33	2,108,240
15,420	California, 5.25%, 4/1/34	16,369,872
2,700	California, (AMT), 5.05%, 12/1/36	2,736,720
3,440	Georgia, 2.00%, 12/1/23	2,415,052
3,000	New York, NY, Variable Rate, 8.959%, 6/1/28(1)(2)	3,506,310
5,000	Puerto Rico, Variable Rate, 7.706%, 7/1/29(1)(3)	6,351,650
		$40,451,299
Health Care-Miscellaneous — 2.3%
$2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,928,501
1,128	Osceola County, FL, IDA, Community Provider Pooled Loan-93, 7.75%, 7/1/17	1,129,026
2,160	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36	2,231,064
1,114	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	1,153,396
921	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	953,937
2,010	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36	2,146,591

See notes to financial statements

5

Eaton Vance High Yield Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous (continued)
$1,690	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36	$1,832,486
317	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36	337,168
720	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36	747,029
1,995	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36	2,011,394
837	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36	869,769
1,675	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36	1,745,032
502	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36	523,359
		$18,608,752
Hospital — 11.4%
$4,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$4,011,440
650	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	658,443
3,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Variable Rate, 6.59%, 11/15/34(1)(3)	3,590,930
2,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	2,009,340
4,700	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	4,639,605
3,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	3,974,373
2,190	Chautauqua County, NY, IDA, (Women's Christian Association), 6.40%, 11/15/29	2,287,586
600	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	617,160
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	904,085
1,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	1,069,740
9,250	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	9,396,057
2,000	Hillsborough County, FL, IDA, (Tampa General Hospital), 5.25%, 10/1/28	2,068,040
16,000	Indiana HEFA, (Clarian Health Partners), 5.00%, 2/15/36	15,987,360

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$5,140	Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	$5,217,049
2,500	Maple Grove, MN, Health Care, (North Memorial Health Care), 5.00%, 9/1/35	2,555,675
7,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.375%, 7/1/23	7,357,350
2,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.50%, 7/1/26	2,105,120
4,890	Montgomery County, PA, Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	5,112,495
2,000	New Hampshire HEFA, (Littleton Hospital), 6.00%, 5/1/28	2,046,360
2,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,226,620
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,638,669
875	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/13(5)	7,175
5,900	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(5)	48,380
4,890	St. Mary Hospital Authority, PA, (Catholic Health East), 5.375%, 11/15/34	5,112,495
3,410	Washington County, AR, Hospital, (Regional Medical Center), 5.00%, 2/1/35	3,418,593
1,400	Wisconsin HEFA, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,378,622
2,800	Wisconsin HEFA, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,752,708
		$93,191,470
Housing — 4.2%
$4,865	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$4,888,498
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19(1)	4,404,320
1,770	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,865,031
470	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	491,737
3,775	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19(5)	3,151,634
1,500	Maricopa County, AZ, IDA, (National Health Facilities II), 6.625%, 7/1/33(5)	1,169,370
2,320	Maricopa County, AZ, IDA, (National Health Facilities II), 8.00%, 1/1/34	1,588,550
4,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 5.90%, 11/29/49(1)	4,113,920
5,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49(1)	5,404,150

See notes to financial statements

6

Eaton Vance High Yield Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$3,125	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$3,155,219
1,395	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	1,344,878
860	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06(5)	753,575
2,000	Texas Student Housing Corp., (University of Northern Texas), 11.00%, 7/1/31(5)	1,912,180
		$34,243,062
Industrial Development Revenue — 14.5%
$2,230	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	$2,137,208
3,065	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 9.25%, 10/1/21	3,425,046
9,095	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 7.50%, 12/1/29	7,837,525
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,133,767
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21(5)	281,000
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	4,112,940
12,480	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(5)	12,431,578
8,085	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	7,911,658
450	Florence County, SC, (Stone Container), 7.375%, 2/1/07	450,531
2,700	Hancock County, KY, (Southwire Co.), (AMT), 7.75%, 7/1/25	2,720,115
4,000	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,143,920
5,200	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	5,147,116
2,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	2,476,250
3,620	Kansas City, MO, IDA, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	3,735,587
2,730	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,630,655
590	Maryland EDA, (AFCO Cargo), (AMT), 7.34%, 7/1/24	607,688
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,339,078
3,400	Morgantown, KY, Solid Waste Revenue, (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22	3,408,024
265	New Albany, IN, IDA, (K-Mart), 7.40%, 6/1/06	264,534
13,000	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	12,066,340

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$3,000	New Jersey EDA, (Continental Airlines), (AMT), 6.40%, 9/15/23	$2,859,810
4,000	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(5)	3,862,000
500	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18(5)	425,500
2,000	New York City, NY, IDA, (AMT), Variable Rate, 12.669%, 8/1/23(1)(3)	2,252,000
2,995	New York City, NY, IDA, (AMT), Variable Rate, 13.691%, 8/1/28(1)(3)	3,437,901
13,650	Ohio Environmental Facilities, (Ford Motor Co.), (AMT), 5.75%, 4/1/35	10,174,573
8,200	Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	6,829,452
7,565	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	5,929,977
825	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	661,922
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	3,207,120
		$118,900,815
Insured-Electric Utilities — 4.4%
$5,700	Jacksonville Electric Authority, FL, Electric System, (FSA), 4.75%, 10/1/33	$5,748,963
12,890	Jacksonville Electric Authority, FL, Electric System, (FSA), 4.75%, 10/1/39	12,973,012
2,390	Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	2,390,717
3,600	Memphis, TN, Electric System, (MBIA), Variable Rate, 10.12%, 12/1/17(1)(2)	4,506,696
1,500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 9.453%, 7/1/29(1)(2)	1,800,015
8,570	Sacramento, CA, Municipal Utility District, (Consumnes), (MBIA), 4.75%, 7/1/23	8,901,745
		$36,321,148
Insured-Escrowed / Prerefunded — 0.3%
$2,000	New Jersey Turnpike Authority, RITES, (MBIA), Prerefunded to 1/1/10, Variable Rate, 10.124%, 1/1/30(1)(2)	$2,447,960
		$2,447,960
Insured-General Obligations — 1.4%
$1,000	California, Residual Certificates, (AMBAC), Variable Rate, 10.075%, 10/1/30(1)(2)	$1,249,350
1,520	California, RITES, (AMBAC), Variable Rate, 8.579%, 2/1/28(1)(2)	1,981,502

See notes to financial statements

7

Eaton Vance High Yield Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,580	Mississippi, (FSA), Variable Rate, 9.285%, 11/1/21(1)(2)	$2,169,372
4,900	Puerto Rico, (FSA), Variable Rate, 9.42%, 7/1/27(1)(2)	5,823,258
		$11,223,482
Insured-Hospital — 0.4%
$2,415	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 10.833%, 8/15/27(1)(2)	$2,974,676
		$2,974,676
Insured-Housing — 0.9%
$5,875	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36	$6,039,852
1,315	Virginia Housing Development Authority, (MBIA), Variable Rate, 9.85%, 7/1/36(1)(2)	1,427,538
		$7,467,390
Insured-Miscellaneous — 0.9%
$10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26	$3,841,825
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	3,290,200
		$7,132,025
Insured-Special Tax Revenue — 2.6%
$8,300	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	$8,319,422
12,830	Scottsdale, AZ, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	12,613,686
		$20,933,108
Insured-Transportation — 6.8%
$2,250	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$2,294,505
1,665	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., DRIVERS, (FSA), Variable Rate, 9.86%, 11/1/18(1)(2)	2,068,130
15,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/33	3,550,950
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/34	4,468,600
1,720	Metropolitan Washington D.C. Airports Authority, (FSA), (AMT), 5.00%, 10/1/32	1,766,853
2,985	Monroe County, NY, Airport Authority, (MBIA), DRIVERS, (AMT), Variable Rate, 8.37%, 1/1/18(1)(3)	3,827,188

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$5,000	New Jersey Transportation Trust Fund Authority, (XLCA), Variable Rate, 6.77%, 6/15/17(1)(3)	$5,429,350
3,155	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	3,023,436
8,575	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	8,176,948
10,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/40	10,821,720
770	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	793,593
3,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.575%, 7/1/32(1)(2)	3,301,290
20,000	Texas State Turnpike Authority, (AMBAC), 0.00%, 8/15/30	6,290,000
		$55,812,563
Insured-Utilities — 1.2%
$9,500	New York Energy Research and Development Authority Gas, (FGIC), (AMT), 4.70%, 2/1/24	$9,528,595
		$9,528,595
Insured-Water and Sewer — 0.7%
$2,550	Connecticut Development Authority, Aquarion Water, RITES, (XLCA), (AMT), Variable Rate, 10.353%, 7/1/38(1)(2)	$2,608,293
10,000	Rahway Valley, NJ, Sewerage Authority, (MBIA), 0.00%, 9/1/29	3,321,900
		$5,930,193
Nursing Home — 2.5%
$2,850	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$2,985,802
2,300	Colorado HFA, (Volunteers of America), 5.75%, 7/1/20	2,326,634
3,600	Colorado HFA, (Volunteers of America), 5.875%, 7/1/28	3,640,860
1,100	Colorado HFA, (Volunteers of America), 6.00%, 7/1/29	1,118,458
2,500	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,545,025
1,170	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	974,002
3,055	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	3,056,711
3,685	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	3,795,182
		$20,442,674
Other Revenue — 12.3%
$5,895	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(1)	$6,356,932

See notes to financial statements

8

Eaton Vance High Yield Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$1,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20(1)	$1,101,910
3,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 11.00%, 10/1/20(1)	3,075,360
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	6,848,974
45,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	2,851,200
38,300	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,300,668
10,040	Golden State Tobacco Securitization Corp., CA, 4.625%, 6/1/45	9,518,020
15,000	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	15,194,400
2,295	Golden State Tobacco Securitization Corp., CA, 6.625%, 6/1/40	2,560,922
9,125	Golden State Tobacco Securitization Corp., CA, Variable Rate, 7.489%, 6/1/33(1)(3)	11,170,004
3,300	Golden State Tobacco Securitization Corp., CA, Variable Rate, 8.035%, 6/1/38(1)(3)(6)	4,092,033
4,940	Mohegan Tribe Indians, CT, Gaming Authority, 6.25%, 1/1/31(1)	5,297,113
2,037	Pueblo of Santa Ana, NM, 15.00%, 4/1/24	2,070,101
1,200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 14.665%, 10/1/32(1)(2)	1,683,780
5,185	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15(1)	5,332,928
2,296	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	2,319,906
13,345	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	14,993,508
3,525	Tobacco Settlement Financing Corp., NJ, Variable Rate, 10.555%, 6/1/39(1)(3)(6)	4,395,922
		$100,163,681
Senior Living / Life Care — 6.9%
$7,575	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$7,823,081
2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(7)	2,219,575
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	1,762,860
8,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	8,166,619
3,500	Delaware County, PA, (White Horse Village), 7.30%, 7/1/14	3,593,625
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/13	428,570
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/13	407,010

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/14	$386,550
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/14	367,160
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/15	348,740
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/15	331,260
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/16	314,700
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/16	298,930
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/17	283,990
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/17	269,790
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/18	256,330
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/18	243,490
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/19	231,350
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/19	219,770
3,395	Illinois Development Finance Authority, (Care Institute, Inc. - Illinois), 7.80%, 6/1/25	3,475,428
7,500	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,004,100
5,105	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	5,152,170
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	6,390,225
500	North Carolina Medical Care Commission Retirement (United Methodist), 5.25%, 10/1/24	511,380
1,600	North Carolina Medical Care Commission Retirement (United Methodist), 5.50%, 10/1/32	1,643,328
5,205	North Miami, FL, Health Care Facilities, (Imperial Club), 8.00%, 1/1/33	4,481,141
		$56,611,172
Special Tax Revenue — 4.4%
$2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	$2,285,718
3,270	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	3,480,817
500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	501,830
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,268,375

See notes to financial statements

9

Eaton Vance High Yield Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$2,350	Concorde Estates Community Development, FL, 5.85%, 5/1/35	$2,383,088
3,800	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	3,926,540
2,325	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	2,424,324
2,500	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	2,587,100
2,000	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,111,960
4,000	Puerto Rico Infrastructure Financing Authority, 5.00%, 7/1/41	4,047,760
3,700	River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	3,710,619
2,500	Southern Hills Plantation I Community Development District, FL, 5.80%, 5/1/35	2,553,850
		$36,281,981
Transportation — 3.2%
$750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$757,440
920	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	968,226
1,375	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,448,618
400	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.50%, 5/1/21	405,836
4,500	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/35	4,574,160
17,970	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	18,338,565
		$26,492,845
Water and Sewer — 0.9%
$8,000	New York City, NY, Municipal Water Finance Authority, 4.50%, 6/15/33	$7,748,640
		$7,748,640
Total Tax-Exempt Investments — 99.4% (identified cost $776,947,191)		$812,409,652
Other Assets, Less Liabilities — 0.6%		$4,877,808
Net Assets — 100.0%		$817,287,460

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At January 31, 2006, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	15.2%
Others, representing less than 10% individually	84.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2006, 19.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 5.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $129,207,418 or 15.8% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Defaulted bond.

(6)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

(7)  Security is in default and making only partial interest payments.

See notes to financial statements

10

Eaton Vance High Yield Municipals Fund as of January 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of January 31, 2006

Assets
Investments, at value (identified cost, $776,947,191)	$812,409,652
Cash	32,630
Receivable for investments sold	1,429,805
Receivable for Fund shares sold	9,121,792
Interest receivable	13,398,810
Receivable from custodian	200,000
Total assets	$836,592,689
Liabilities
Demand note payable	$11,500,000
Payable for Fund shares redeemed	4,519,097
Dividends payable	1,975,921
Payable for daily variation margin on open financial futures contracts	412,500
Payable to affiliate for distribution and service fees	366,617
Payable to affiliate for investment advisory fees	358,203
Accrued expenses	172,891
Total liabilities	$19,305,229
Net Assets	$817,287,460
Sources of Net Assets
Paid-in capital	$834,344,521
Accumulated net realized loss (computed on the basis of identified cost)	(50,008,626)
Accumulated distributions in excess of net investment income	(1,975,921)
Net unrealized appreciation (computed on the basis of identified cost)	34,927,486
Total	$817,287,460
Class A Shares
Net Assets	$505,474,055
Shares Outstanding	49,372,000
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.24
Maximum Offering Price Per Share (100 ÷ 95.25 of $10.24)	$10.75
Class B Shares
Net Assets	$143,784,489
Shares Outstanding	14,088,626
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.21
Class C Shares
Net Assets	$168,028,916
Shares Outstanding	17,735,234
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.47
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
January 31, 2006

Investment Income
Interest	$43,853,474
Total investment income	$43,853,474
Expenses
Investment adviser fee	$3,905,744
Trustees' fees and expenses	23,078
Distribution and service fees Class A	1,045,374
Class B	1,544,375
Class C	1,343,507
Transfer and dividend disbursing agent fees	276,980
Custodian fee	270,182
Legal and accounting services	107,868
Registration fees	107,521
Printing and postage	47,108
Miscellaneous	128,198
Total expenses	$8,799,935
Deduct — Reduction of custodian fee	$60,811
Total expense reductions	$60,811
Net expenses	$8,739,124
Net investment income	$35,114,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(527,425)
Financial futures contracts	(3,377,269)
Interest rate swap contracts	(1,241,000)
Net realized loss	$(5,145,694)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$9,973,729
Financial futures contracts	4,749,668
Interest rate swap contracts	1,214,868
Net change in unrealized appreciation (depreciation)	$15,938,265
Net realized and unrealized gain	$10,792,571
Net increase in net assets from operations	$45,906,921

See notes to financial statements

11

Eaton Vance High Yield Municipals Fund as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended January 31, 2006	Year Ended January 31, 2005
From operations — Net investment income	$35,114,350	$33,259,713
Net realized loss from investment transactions, financial futures contracts, and interest rate swap contracts	(5,145,694)	(18,210,678)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, and interest rate swap contracts	15,938,265	11,582,927
Net increase in net assets from operations	$45,906,921	$26,631,962
Distributions to shareholders — From net investment income Class A	$(22,596,709)	$(19,109,194)
Class B	(7,250,518)	(9,797,563)
Class C	(6,237,390)	(5,030,510)
Total distributions to shareholders	$(36,084,617)	$(33,937,267)
Transactions in shares of beneficial interest — Proceeds from sale of shares
Class A	$214,135,660	$147,156,991
Class B	18,088,953	30,010,850
Class C	79,607,633	50,555,874
Net asset value of shares issued to shareholders in payment of distributions declared Class A	8,805,692	6,570,379
Class B	2,651,216	3,603,775
Class C	2,424,849	1,924,218
Cost of shares redeemed Class A	(96,636,885)	(76,023,685)
Class B	(26,392,330)	(35,195,688)
Class C	(19,755,799)	(26,393,719)
Net asset value of shares exchanged Class A	18,492,431	42,053,562
Class B	(18,492,431)	(42,053,562)
Net increase in net assets from Fund share transactions	$182,928,989	$102,208,995
Net increase in net assets	$192,751,293	$94,903,690

Net Assets	Year Ended January 31, 2006	Year Ended January 31, 2005
At beginning of year	$624,536,167	$529,632,477
At end of year	$817,287,460	$624,536,167
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(1,975,921)	$(678,508)

See notes to financial statements

12

Eaton Vance High Yield Municipals Fund as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended January 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.090	$10.230	$9.730	$9.660	$9.800
Income (loss) from operations
Net investment income	$0.535	$0.614	$0.668	$0.682	$0.627
Net realized and unrealized gain (loss)	0.167	(0.125)	0.486	0.031	(0.128)
Total income from operations	$0.702	$0.489	$1.154	$0.713	$0.499
Less distributions
From net investment income	$(0.552)	$(0.629)	$(0.654)	$(0.643)	$(0.639)
Total distributions	$(0.552)	$(0.629)	$(0.654)	$(0.643)	$(0.639)
Net asset value — End of year	$10.240	$10.090	$10.230	$9.730	$9.660
Total Return(3)	7.14%	5.05%	12.25%	7.59%	5.18%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$505,474	$354,881	$238,169	$147,004	$134,950
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.94%	0.99%	1.02%	1.05%	1.07%
Expenses after custodian fee reduction(4)	0.93%	0.98%	1.02%	1.05%	1.07%
Net investment income	5.26%	6.17%	6.70%	7.01%	6.37%
Portfolio Turnover of the Portfolio(5)	—	42%	40%	15%	24%
Portfolio Turnover of the Fund	34%	10%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

13

Eaton Vance High Yield Municipals Fund as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Year Ended January 31,
	2006(1)	2005(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.060	$10.200		$9.700	$9.640	$9.770
Income (loss) from operations
Net investment income	$0.463	$0.542		$0.600	$0.606	$0.545
Net realized and unrealized gain (loss)	0.162	(0.129)		0.479	0.022	(0.120)
Total income from operations	$0.625	$0.413		$1.079	$0.628	$0.425
Less distributions
From net investment income	$(0.475)	$(0.553)		$(0.579)	$(0.568)	$(0.555)
Total distributions	$(0.475)	$(0.553)		$(0.579)	$(0.568)	$(0.555)
Net asset value — End of year	$10.210	$10.060		$10.200	$9.700	$9.640
Total Return(3)	6.34%	4.52	%(6)	11.44%	6.66%	4.38%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$143,784	$165,787		$212,391	$188,959	$187,232
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.69%	1.74%		1.77%	1.80%	1.82%
Expenses after custodian fee reduction(4)	1.68%	1.73%		1.77%	1.80%	1.82%
Net investment income	4.57%	5.46%		6.04%	6.25%	5.56%
Portfolio Turnover of the Portfolio(5)	—	42%		40%	15%	24%
Portfolio Turnover of the Fund	34%	10%		—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

See notes to financial statements

14

Eaton Vance High Yield Municipals Fund as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Year Ended January 31,
	2006(1)	2005(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$9.340	$9.470		$9.000	$8.950	$9.060
Income (loss) from operations
Net investment income	$0.422	$0.498		$0.543	$0.561	$0.511
Net realized and unrealized gain (loss)	0.148	(0.115)		0.465	0.017	(0.112)
Total income from operations	$0.570	$0.383		$1.008	$0.578	$0.399
Less distributions
From net investment income	$(0.440)	$(0.513)		$(0.538)	$(0.528)	$(0.509)
Total distributions	$(0.440)	$(0.513)		$(0.538)	$(0.528)	$(0.509)
Net asset value — End of year	$9.470	$9.340		$9.470	$9.000	$8.950
Total Return(3)	6.24%	4.40	%(6)	11.53%	6.61%	4.43%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$168,029	$103,868		$79,072	$35,646	$23,470
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.69%	1.74%		1.77%	1.80%	1.82%
Expenses after custodian fee reduction(4)	1.68%	1.73%		1.77%	1.80%	1.82%
Net investment income	4.49%	5.41%		5.88%	6.22%	5.62%
Portfolio Turnover of the Portfolio(5)	—	42%		40%	15%	24%
Portfolio Turnover of the Fund	34%	10%		—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

See notes to financial statements

15

Eaton Vance High Yield Municipals Fund as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance High Yield Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund seeks to achieve high current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $51,237,618, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire January 31, 2008 ($2,693,858), January 31, 2009 ($4,844,026), January 31, 2010 ($628,329), January 31, 2011 ($12,893,267), January 31, 2012 ($707,905), January 31, 2013 ($23,032,310), and January 31, 2014 ($6,437,923). Dividends paid by the Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Additionally, at January 31, 2006, the Fund had net capital losses of $70,005 attributable to security transactions incurred after October 31, 2005. These are treated as arising on the first day of the Fund's taxable year ended January 31, 2007.

D  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

16

Eaton Vance High Yield Municipals Fund as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

E  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-issued and Delayed Delivery Transactions — The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes semi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

M Other — Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of securities sold.

2  Distributions to Shareholders

The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

17

Eaton Vance High Yield Municipals Fund as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

The tax character of distributions paid for the years ended January 31, 2006 and January 31, 2005 was as follows:

	Year Ended January 31,
	2006	2005
Distributions declared from:
Tax-exempt income	$35,785,356	$33,909,425
Ordinary income	$299,261	$27,842

During the year ended January 31, 2006, accumulated paid-in capital was decreased by $1,590,966, accumulated distributions in excess of net investment income was increased by $327,146, and accumulated net realized loss was decreased by $1,918,112 primarily due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses. This change had no effect on the net assets or the net asset value per share.

As of January 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforwards	$(51,237,618)
Unrealized gain	$35,691,508
Other temporary differences	$(1,510,951)

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Class A	2006	2005
Sales	21,038,855	14,691,208
Issued to shareholders electing to receive payments of distributions in Fund shares	865,813	660,372
Redemptions	(9,507,105)	(7,642,191)
Exchange from Class B shares	1,819,515	4,170,262
Net increase	14,217,078	11,879,651

	Year Ended January 31,
Class B	2006	2005
Sales	1,785,460	3,018,638
Issued to shareholders electing to receive payments of distributions in Fund shares	261,632	362,159
Redemptions	(2,609,263)	(3,543,506)
Exchange to Class A shares	(1,824,430)	(4,184,249)
Net decrease	(2,386,601)	(4,346,958)
	Year Ended January 31,
Class C	2006	2005
Sales	8,460,349	5,431,928
Issued to shareholders electing to receive payments of distributions in Fund shares	257,662	208,617
Redemptions	(2,101,053)	(2,872,362)
Net increase	6,616,958	2,768,183

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the year ending January 31, 2006, the Fund's advisory fee amounted to $3,905,744, representing 0.55% of the Fund's average daily net assets. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as Administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the year ended January 31, 2006, EVM earned $17,029 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $146,427 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2006.

18

Eaton Vance High Yield Municipals Fund as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $1,158,206 and $1,007,705 for Class B and Class C shares, respectively, to or payable to EVD for the year ended January 31, 2006, representing 0.75% of the average daily net assets for Class B and Class C shares. At January 31, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $18,853,000 and $13,656,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended January 31, 2006 amounted to $1,045,374, $386,169, and $335,802 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $69,000, $352,000 and $30,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the year ended January 31, 2006.

7  Investment Transactions

Purchases and sales of investments by the Fund, other than U.S. Government securities and short-term obligations, aggregated $427,701,901 and $239,813,291, respectively, for the year ended January 31, 2006.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006 as computed on a federal income tax basis, were as follows:

Aggregate Cost	$776,183,169
Gross unrealized appreciation	$51,102,716
Gross unrealized depreciation	(14,876,233)
Net unrealized appreciation	$36,226,483

19

Eaton Vance High Yield Municipals Fund as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

9  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2006, the Fund had a balance outstanding pursuant to this line of credit of $11,500,000. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2006.

10  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2006 is as follows:

Futures Contracts
Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/06	2,200 U.S. Treasury Bond	Short	$(247,721,275)	$(248,256,250)	$(534,975)

At January 31, 2006, the Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

20

Eaton Vance High Yield Municipals Fund as of January 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Eaton Vance High Yield Municipals Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance High Yield Municipals Fund (the "Fund") (one of the series of Eaton Vance Municipals Trust II) (the "Trust"), including the portfolio of investments, as of January 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance High Yield Municipals Fund as of January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 17, 2006

21

Eaton Vance High Yield Municipals Fund as of January 31, 2006

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Fund designates 99.17% of dividends from net investment income as an exempt-interest dividend.

22

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance High Yield Municipals Fund (the "Fund") and the investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described herein.

The Special Committee also considered the investment adviser's municipal bond portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Fund. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of comparative information with respect to Fund investment performance, the Special Committee noted the performance of the Fund in 2004 and concluded that the Fund has performed within a

23

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the expense ratio of the Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Fund and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Fund, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

24

Eaton Vance High Yield Municipals Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee and Vice President	Since 1993	Chief Executive Officer of BMR, EVM and EV; Chairman and Chief Executive Officer of EVC; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/26/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee since 1993 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	161	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2005). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

25

Eaton Vance High Yield Municipals Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investement trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 84 registered investment companies managed by EVM or BMR.

William H. Ahern 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President	Since 1993	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Clemson served as Vice President since 2004 and Ms. Campbell served as Assistant Treasurer since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

26

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Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance High Yield Municipals Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

416-3/06  HYSRC

Annual Report January 31, 2006

EATON VANCE
MUNICIPALS
TRUST II

Florida Insured

Hawaii

Kansas

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of January 31, 2006

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2
Performance Information and Portfolio Composition
Florida Insured	3
Hawaii	4
Kansas	5
Fund Expenses	6
Financial Statements	8
Federal Tax Information	32
Board of Trustees’ Annual Approval of the Investment Advisory Agreements	33
Management and Organization	35

MANAGEMENT‘S DISCUSSION OF FUND PERFORMANCE

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and particular state income taxes or other taxes. The Hawaii Fund and Kansas Fund primarily invest in investment-grade municipal obligations. The Florida Insured Fund invests primarily in high-grade municipal obligations that are insured as to the timely payment of principal and interest.

Portfolio Managers:

Florida Insured Municipals Fund: Craig R. Brandon

Hawaii Municipals Fund: Robert B. MacIntosh

Kansas Municipals Fund: Thomas M. Metzold

Economic and Market Conditions

The economy expanded at a 1.6% pace in the fourth quarter of 2005, a decline from the 4.1% rate in the third quarter. Even with a weak finish, the economy generated respectable growth in 2005. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs – 193,000 in January 2006. Recent economic data suggest that the Gulf Coast hurricanes did not have a significant effect on the nation’soverall economy. The economy appeared to be sustaining growth in both the manufacturing and service sectors, with little evidence of inflationary pressures. Moreover, worries about a pickup in inflation have waned recently, as prices for crude oil, gasoline and jet fuel have eased from their previous highs.

Investor sentiment regarding the Fed’s monetary policy appears to have shifted in recent months as investors have begun to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). The improved investor sentiment has likely accounted, in part, for the improved performance of the financial markets in late 2005.

The municipal market continued to be adversely affected by strong primary market supply. Boosted by lower-than-anticipated long-term interest rates, the municipal market saw record supply in 2005, more than $400 billion in new issuance. Combined with lackluster retail demand, the large supply pressures pushed tax-exempt yields to more attractive levels. At January 31, 2006, long-term AAA-rated insured municipal bonds yielded 96% of U.S. Treasury bonds with similar maturities.*

For the year ended January 31, 2006, the Lehman Brothers Municipal Bond Index† (the “Lehman Index”), a broad-based, unmanaged municipal market index, posted a modest gain of 2.83%. For information about each Fund’s performance and the performance of funds in the same Lipper Classification, see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for fixed-income securities over the past 18 months — with shorter-maturity yields rising as longermaturity yields declined slightly — the long end of the curve was an attractive place to be positioned.

During the year ended January 31, 2006, the Federal Reserve raised short-term interest rates at regular intervals, and commodities prices rose significantly. However, the economy grew at a solid pace, with low to moderate inflation. In this climate, we continued to maintain a somewhat cautious outlook on interest rates and adjusted the Funds’ duration accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

During the past year, when prudent, management invested in bonds with attractive coupons and long call protection. These strategies contributed to the Funds’ Class A share outperformance of their respective Lipper state Classification averages over the 12-month period.† Management also took advantage of narrow credit spreads in an effort to lower the Funds’ exposure to credit risk.

We continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities that may have been overlooked, has enhanced the returns of the Funds during the year. Finally, we continued to closely monitor call protection in the Funds. Call protection remains an important strategic consideration for municipal bond investors, especially because refinancing activity has increased over the past 12 months.

* Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

† It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Florida Insured Municipals Fund as of January 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	2.58%	1.78%
Five Years	4.88	4.11
Ten Years	4.96	4.20
Life of Fund†	6.03	5.21
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.32%	-3.12%
Five Years	3.85	3.77
Ten Years	4.45	4.20
Life of Fund†	5.60	5.21

†             Inception date: Class A: 3/3/94; Class B: 3/2/94

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were included, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2%  - 5th year; 1% - 6th year.

Index Performance(2)

Lehman Brothers Municipal Bond Index
One Year	2.83%
Five Years	5.44
Ten Years	5.66

Lipper Averages(3)

Lipper Florida Insured Municipal Debt Funds Classification
One Year	1.87%
Five Years	4.47
Ten Years	4.72

Distribution Rates(4)	Class A	Class B

Distribution Rate	4.35%	3.60%
Taxable-Equivalent Distribution Rate (5)	6.69	5.54
SEC 30-day Yield (6)	3.73	3.17
Taxable-Equivalent SEC 30-day Yield (5)	5.74	4.88

* Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 3/2/94.

A $10,000 hypothetical investment at net asset value in Class A shares on 1/31/96  would have been valued at $16,222 ($15,451 at the maximum offering price) on January 31, 2006. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.  eatonvance.com

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Insured Municipal Debt Funds Classification contained 8, 8 and 7 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 1/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Hawaii Municipals Fund as of January 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any,  that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
One Year	2.46%	1.62%
Five Years	4.86	4.07
Ten Years	4.86	4.09
Life of Fund†	4.70	4.26
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.39%	-3.29%
Five Years	3.84	3.72
Ten Years	4.35	4.09
Life of Fund†	4.27	4.26

† Inception date: Class A: 3/14/94; Class B: 3/2/94

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were included, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2%  - 5th year; 1% - 6th year.

Index Performance(1)

Brothers Municipal Bond Index
One Year	2.83%
Five Years	5.44
Ten Years	5.66

Lipper Averages(3)

Hawaii Municipal Debt Funds Classification
One Year	1.79%
Five Years	4.47
Ten Years	4.67

Distribution Rates(4)	Class A	Class B

Rate	4.20%	3.45%
Taxable-Equivalent Distribution Rate (5)	7.04	5.78
30-day Yield (6)	3.49	2.91
Taxable-Equivalent SEC 30-day Yield (5)	5.85	4.88

* Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 3/2/94.

A $10,000 hypothetical investment at net asset value in Class A shares on 1/31/96  would have been valued at $16,069 ($15,301 at the maximum offering price) on January 31, 2006. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.  eatonvance.com

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Hawaii Municipal Debt Funds Classification contained 9, 9 and 6 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.(4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 40.36% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 1/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Kansas Municipals Fund as of January 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance (1)	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	2.28%	1.60%
Five Years	4.85	4.11
Ten Years	5.05	4.30
Life of Fund†	5.26	4.70
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.61%	-3.30%
Five Years	3.84	3.77
Ten Years	4.54	4.30
Life of Fund †	4.83	4.70

† Inception date: Class A: 3/3/94; Class B: 3/2/94

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were included, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Index Performance (2)

Lehman Brothers Municipal Bond Index
One Year	2.83%
Five Years	5.44
Ten Years	5.66

Lipper Averages (3)

Lipper Kansas Municipal Debt Funds Classification
One Year	1.86%
Five Years	4.11
Ten Years	4.15

Distribution Rates (4)

	Class A	Class A

Distribution Rate	4.14%	3.39%
Taxable-Equivalent Distribution Rate (5)	6.81	5.57
SEC 30-day Yield (6)	3.36	2.78
Taxable-Equivalent SEC 30-day Yield (5)	5.53	4.57

(2) It is not possible to invest directly in an Index. The Index's total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Kansas Municipal Debt Funds Classification contained 10, 9 and 6 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 39.19% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 1/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund's current or future investments and may change due to active management.

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 3/2/94.

A $10,000 hypothetical investment at net asset value in Class A shares on 1/31/96 would have been valued at $16,362 ($15,581 at the maximum offering price) on January 31, 2006. It is not possible to invest directly in an Index. The Index's total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

Eaton Vance Municipals Funds as of January 31, 2006

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 – January 31, 2006).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Florida Insured Municipals Fund

	Beginning Account Value (8/1/05)	Ending Account Value (1/31/06)	Expenses Paid During Period* (8/1/05 – 1/31/06)

Actual
Class A	$1,000.00	$1,013.10	$3.50
Class B	$1,000.00	$1,008.20	$7.29

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.52
Class B	$1,000.00	$1,017.90	$7.32

*      Expenses are equal to the Fund’s annualized expense ratio of 0.69% for Class A shares and 1.44% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2005.

Eaton Vance Hawaii Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/05)	(1/31/06)	(8/1/05 – 1/31/06)
Actual
Class A	$1,000.00	$1,012.10	$4.56
Class B	$1,000.00	$1,007.40	$8.45
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.58
Class B	$1,000.00	$1,016.80	$8.49

*      Expenses are equal to the Fund’s annualized expense ratio of 0.90% for Class A shares and 1.67% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2005.

Eaton Vance Municipals Funds as of January 31, 2006

FUND EXPENSES

Eaton Vance Kansas Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(8/1/05)	(1/31/06)	(8/1/05 – 1/31/06)
Actual
Class A	$1,000.00	$1,015.20	$4.22
Class B	$1,000.00	$1,012.30	$8.01

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.23
Class B	$1,000.00	$1,017.20	$8.03

Eaton Vance Florida Insured Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 102.4%
Principal Amount (000's omitted)	Security	Value
Hospital — 4.9%
$1,000	Highlands County, Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Heath System), 5.00%, 11/15/31	$1,014,230
250	Highlands County, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	259,807
500	Orange County, Health Facilities Authority, (Nemours Foundation), 5.00%, 1/1/35	517,990
400	Orange County, Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	411,476
		$2,203,503
Housing — 0.8%
$45	Manatee County, HFA, SFMR, (GNMA), (AMT), 6.875%, 11/1/26	$45,351
310	Pinellas County, HFA, SFMR, (GNMA), (AMT), 5.80%, 3/1/29	317,623
		$362,974
Insured-Education — 2.2%
$1,000	Florida State University, System Improvement Revenue, (AMBAC), 4.50%, 7/1/23	$1,004,840
		$1,004,840
Insured-Electric Utilities — 6.9%
$1,000	Jacksonville Electric Authority, Electric System Revenue (FSA), 4.75%, 10/1/33	$1,008,590
1,100	Jacksonville Electric Authority, Electric System Revenue (FSA), 4.75%, 10/1/34	1,109,031
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.28%, 7/1/29(1)(2)	680,004
200	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 10.075%, 7/1/16(1)(3)	282,620
		$3,080,245
Insured-Escrowed / Prerefunded — 4.6%
$1,160	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 0.00%, 10/1/19	$652,024
1,000	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,132,800
250	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.73%, 6/1/26(1)(2)	272,952
		$2,057,776

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 3.2%
$1,000	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32(4)	$1,035,430
330	Puerto Rico, (FSA), Variable Rate, 9.42%, 7/1/27(1)(3)	392,179
		$1,427,609
Insured-Hospital — 10.9%
$1,020	Brevard County, Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	$1,054,211
250	Jacksonville, Economic Development Commission Health Care, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	271,030
350	Miami Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	364,581
1,000	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,156,500
1,900	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,998,154
		$4,844,476
Insured-Housing — 3.4%
$1,000	Florida HFA, (Mariner Club Apartments), (AMBAC), (AMT), 6.375%, 9/1/36	$1,026,150
500	Florida HFA, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	512,415
		$1,538,565
Insured-Lease Revenue / Certificates of Participation — 1.2%
$500	Broward County, School Board, Certificates of Participation, (FSA), 5.00%, 7/1/26	$517,020
		$517,020
Insured-Miscellaneous — 1.2%
$500	St. John's County, IDA, (Professional Golf), (MBIA), 5.00%, 9/1/23	$526,985
		$526,985
Insured-Solid Waste — 1.2%
$500	Dade County Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$515,620
		$515,620
Insured-Special Assessment Revenue — 6.7%
$345	Celebration Community Development District, (MBIA), 5.125%, 5/1/20	$363,892

See notes to financial statements

Eaton Vance Florida Insured Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Assessment Revenue (continued)
$750	Crossings at Fleming Island Community Development District, (MBIA), 5.80%, 5/1/16	$822,285
490	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	507,586
1,250	Maitland, Community Development Authority, Tax Increment, (AMBAC), 5.00%, 7/1/34	1,299,450
		$2,993,213
Insured-Special Tax Revenue — 15.8%
$415	Dade County, Special Obligations, Residual Certificates, (AMBAC), Variable Rate, 8.535%, 10/1/35(1)(3)	$442,784
1,580	Jacksonville Sales Tax, (AMBAC), 5.00%, 10/1/30	1,623,403
500	Jacksonville, Capital Improvement Revenue, (Stadium), (AMBAC), 4.75%, 10/1/25	506,755
5,055	Miami Dade County, (MBIA), 0.00%, 10/1/36	1,051,592
300	Orange County, Tourist Development Tax, (AMBAC), Variable Rate, 8.91%, 10/1/30(1)(3)	336,087
340	Sunrise Public Facilities Sales Tax, (MBIA), 0.00%, 10/1/15	229,187
1,625	Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21	833,349
1,950	Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21	978,237
1,000	Volusia County, Tourist Development Tax, (FSA), 5.00%, 12/1/34	1,039,450
		$7,040,844
Insured-Transportation — 16.4%
$500	Dade County Aviation Facilities, (Miami International Airport), (FSA), (AMT), 5.125%, 10/1/22	$510,170
500	Dade County, Seaport, (MBIA), 5.125%, 10/1/16	516,150
400	Greater Orlando, FL, Aviation Authority, (FGIC), (AMT), Variable Rate, 9.236%, 10/1/18(1)(3)	451,444
1,125	Miami Dade County Aviation Facilities, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38	1,142,606
795	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	890,146
500	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	510,105
750	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	786,930
150	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	166,644
580	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	514,344
500	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/32	516,715
1,250	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/35	1,290,187
		$7,295,441

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 23.0%
$250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	$257,015
1,000	Jacksonville, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,022,230
1,000	Lee County, IDA, (Bonita Springs Utilities), (MBIA), (AMT), 6.05%, 11/1/20	1,028,280
1,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/24	1,053,600
500	Marco Island, Utility System, (MBIA), 5.00%, 10/1/27	521,795
1,000	Marion County, Utility System, (FGIC), 5.00%, 12/1/31	1,031,150
1,000	Marion County, Utility System, (MBIA), 5.00%, 12/1/28	1,042,360
1,000	Peace River, Manasota Regional Water Supply Authority, (FSA), 5.00%, 10/1/25	1,056,860
1,385	Sarasota County, Utility System, (FGIC), 5.00%, 10/1/24	1,467,130
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,062,230
250	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	287,888
375	Tampa Bay, Water Utility System, (FGIC), Variable Rate, 6.21%, 10/1/27(1)(2)	396,128
		$10,226,666
Total Tax-Exempt Investments — 102.4% (identified cost $43,191,653)		$45,635,777
Other Assets, Less Liabilities — (2.4)%		$(1,089,408)
Net Assets — 100.0%		$44,546,369

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2006, 94.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.5% to 32.2% of total investments.

See notes to financial statements

Eaton Vance Florida Insured Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

At January 31, 2006, the Fund's insured securities by financial institution are as follows:

	Market Value	% of Total Investments
Municipal Bond Insurance Association (MBIA)	$14,712,006	32.2%
American Municipal Bond Assurance Corp. (AMBAC)	14,570,596	31.9%
Financial Security Assurance (FSA)	6,313,304	13.9%
Financial Guaranty Insurance Corp. (FGIC)	5,440,642	11.9%
CDC IXIS Financial Guaranty North America, Inc. (CIFG)	2,032,752	4.5%
	$43,069,300	94.4%

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $3,254,198 or 7.3% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Hawaii Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 101.3%
Principal Amount (000's omitted)	Security	Value
Electric Utilities — 1.8%
$500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$311,085
		$311,085
Escrowed / Prerefunded — 4.8%
$750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	$806,400
		$806,400
General Obligations — 6.0%
$575	Maui County, 5.00%, 3/1/21	$605,624
200	Maui County, 5.50%, 3/1/19	216,296
285	Puerto Rico, 0.00%, 7/1/15	193,848
		$1,015,768
Hospital — 3.3%
$100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	$103,870
300	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	304,020
150	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	150,604
		$558,494
Housing — 2.7%
$415	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	$460,852
		$460,852
Industrial Development Revenue — 2.1%
$360	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	$349,826
		$349,826
Insured-Education — 9.1%
$500	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	$505,995
240	University of Hawaii Board of Regents, University System, (FSA), 5.00%, 10/1/18	254,986
250	University of Hawaii Board of Regents, University System, (FSA), 5.25%, 10/1/16	269,792

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$100	University of Hawaii Board of Regents, University System, (FSA), 5.25%, 10/1/17	$107,509
400	University of Puerto Rico, (MBIA), 5.375%, 6/1/30	405,024
		$1,543,306
Insured-Electric Utilities — 6.4%
$250	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	$267,908
500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	500,665
300	Puerto Rico Electric Power Authority, (CIFG), 5.00%, 7/1/29	313,626
		$1,082,199
Insured-Escrowed / Prerefunded — 7.0%
$100	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	$112,744
375	Hawaii, (MBIA), Prerefunded to 4/1/08, 5.00%, 4/1/17	391,181
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.824%, 7/1/28(1)(2)	324,813
210	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.225%, 7/1/28(1)(3)	234,751
100	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.57%, 7/1/32(1)(3)	124,668
		$1,188,157
Insured-General Obligations — 22.3%
$350	Hawaii County, (FGIC), 5.125%, 7/15/21	$371,746
350	Hawaii County, (FGIC), 5.55%, 5/1/10	378,634
375	Hawaii, (FSA), 5.125%, 2/1/22	398,295
1,000	Hawaii, (MBIA), 5.25%, 5/1/24	1,083,680
345	Honolulu, City & County, (MBIA), 5.25%, 3/1/28	366,442
500	Kauai County, (FGIC), 5.00%, 8/1/29	522,495
400	Kauai County, (MBIA), 5.00%, 8/1/24	421,208
200	Puerto Rico, (FSA), Variable Rate, 9.42%, 7/1/27(1)(3)	237,684
		$3,780,184
Insured-Special Tax Revenue — 3.9%
$120	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$42,346
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	137,664
2,675	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	482,998
		$663,008

See notes to financial statements

Eaton Vance Hawaii Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 14.3%
$700	Hawaii Airports System, (FGIC), (AMT), 5.25%, 7/1/21	$730,975
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	259,530
900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	925,173
450	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	503,856
		$2,419,534
Insured-Water and Sewer — 12.8%
$1,000	Honolulu, City and County Board Water Supply Systems, (FSA), 5.25%, 7/1/31(4)	$1,062,050
1,000	Honolulu, City and County Wastewater Systems, (FGIC), 0.00%, 7/1/18	582,160
500	Honolulu, City and County Wastewater Systems, (FGIC), 5.00%, 7/1/25	527,050
		$2,171,260
Other Revenue — 1.5%
$200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.168%, 10/1/34(1)(3)	$248,378
		$248,378
Special Tax Revenue — 1.6%
$250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	$260,928
		$260,928
Transportation — 1.7%
$250	Hawaii Highway Revenue, 5.50%, 7/1/18	$284,435
		$284,435
Total Tax-Exempt Investments — 101.3% (identified cost $16,038,260)		$17,143,814
Other Assets, Less Liabilities — (1.3)%		$(223,711)
Net Assets — 100.0%		$16,920,103

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2006, 74.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.8% to 24.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $1,170,294 or 6.9% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.3%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 7.0%
$550	Kansas Highway Transportation Department, Prerefunded to 9/1/09, 5.25%, 9/1/19	$583,753
415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	291,276
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	669,770
		$1,544,799
Hospital — 8.3%
$500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	$516,185
250	Sedgwick County, Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	259,190
500	University of Kansas Hospital Authority, 5.50%, 9/1/22	531,415
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	538,245
		$1,845,035
Housing — 0.2%
$45	Puerto Rico Housing Finance Corp., 7.50%, 4/1/22	$45,641
		$45,641
Insured-Education — 1.9%
$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$108,170
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	322,531
		$430,701
Insured-Electric Utilities — 11.4%
$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$263,542
1,000	Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	1,065,820
690	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	668,838
500	Wyandotte County & Kansas City Unified Government Utility System, (FSA), 5.00%, 9/1/28	522,510
		$2,520,710
Insured-Escrowed / Prerefunded — 18.1%
$250	Butler and Sedgwick County, Unified School District #385, (FSA), Prerefunded to 9/1/09, 5.40%, 9/1/18	$266,597

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	$547,895
250	Johnson County, Unified School District #232, (FSA), Prerefunded to 9/1/10, 4.75%, 9/1/19	258,620
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	270,795
250	Kansas Development Finance Authority, (Hays Medical Center, Inc.), (MBIA), Prerefunded to 11/15/17, 5.50%, 11/15/22	259,332
250	Pratt, Electric System, (AMBAC), Prerefunded to 5/1/10, 5.25%, 5/1/18	267,612
525	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.225%, 7/1/28(1)(2)	586,877
230	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.57%, 7/1/32(1)(2)	286,736
500	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/09, 5.00%, 11/1/19	527,645
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	543,245
200	Wellington Electric, Waterworks, and Sewer Utilities System, (AMBAC), Prerefunded to 5/1/08, 5.20%, 5/1/23	207,864
		$4,023,218
Insured-General Obligations — 22.0%
$250	Butler and Sedgwick County, Unified School District #385, (FGIC), 5.00%, 9/1/19	$263,525
500	Butler County, Unified School District #490, (FSA), 5.00%, 9/1/23	530,260
375	Geary County, Unified School District #475, (MBIA), 3.00%, 9/1/26	293,374
200	Johnson County, Unified School District #231, (FGIC), 6.00%, 10/1/16	235,434
300	Johnson County, Unified School District #233, (FGIC), 5.50%, 9/1/17	342,339
1,000	Leavenworth County, Unified School District #464, (MBIA), 5.00%, 9/1/28	1,049,260
500	Lyon County, Unified School District #253, (FGIC), 4.75%, 9/1/21	515,510
80	Puerto Rico, (MBIA), Variable Rate, 10.075%, 7/1/20(1)(2)	116,434
750	Scott County, Unified School District #466, (FGIC), 5.00%, 9/1/22	790,748
200	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	167,238
700	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	575,183
		$4,879,305

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of January 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 9.9%
$250	Coffeyville, Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$258,830
500	Kansas Development Finance Authority, (Sisters Of Charity - Leavenworth), (MBIA), 5.00%, 12/1/25	508,710
500	Kansas Development Finance Authority, (St. Luke's/Shawnee Mission), (MBIA), 5.375%, 11/15/26	515,865
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	645,588
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	259,583
		$2,188,576
Insured-Housing — 1.2%
$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	$267,973
		$267,973
Insured-Industrial Development Revenue — 1.2%
$250	Wyandotte County & Kansas City Unified Government Utility System, (MBIA), 5.00%, 5/1/21	$263,863
		$263,863
Insured-Lease Revenue / Certificates of Participation — 3.1%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21(3)	$528,470
120	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.88%, 6/1/24(1)(2)	160,057
		$688,527
Insured-Special Tax Revenue — 1.3%
$280	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$98,806
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	34,154
990	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	154,707
		$287,667
Insured-Transportation — 9.0%
$435	Kansas Turnpike Authority, (AMBAC), Variable Rate, 5.42%, 9/1/18(1)(2)	$427,949
750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	789,990

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$600	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	$671,808
100	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.575%, 7/1/32(1)(2)	110,043
		$1,999,790
Insured-Water and Sewer — 4.7%
$500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	$526,250
500	Topeka, Water Pollution Control Utility System, (FGIC), 5.40%, 8/1/31	524,315
		$1,050,565
Water and Sewer — 1.0%
$200	Kansas Development Finance Authority, 5.00%, 11/1/21	$211,392
		$211,392
Total Tax-Exempt Investments — 100.3% (identified cost $21,055,999)		$22,247,762
Other Assets, Less Liabilities — (0.3)%		$(64,868)
Net Assets — 100.0%		$22,182,894

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2006, 83.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 24.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $1,688,096 or 7.6% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of January 31, 2006

	Florida Insured Fund	Hawaii Fund	Kansas Fund
Assets
Investments —
Identified cost	$43,191,653	$16,038,260	$21,055,999
Unrealized appreciation	2,444,124	1,105,554	1,191,763
Investments, at value	$45,635,777	$17,143,814	$22,247,762
Cash	$7,239	$81,998	$9,416
Receivable for investments sold	995,125	—	30,750
Receivable for Fund shares sold	53,142	831	25
Interest receivable	509,895	178,985	340,627
Total assets	$47,201,178	$17,405,628	$22,628,580
Liabilities
Payable for investments purchased	$1,156,062	$—	$—
Payable for Fund shares redeemed	22,408	4,780	106,927
Payable for daily variation margin on open financial futures contracts	16,875	10,312	14,062
Demand note payable	1,200,000	400,000	200,000
Due to custodian	100,000	—	50,000
Dividends payable	94,001	27,497	28,223
Payable to affiliate for investment advisory fees	9,510	2,095	3,011
Payable to affiliate for distribution and service fees	16,555	7,172	6,992
Accrued expenses	39,398	33,669	36,471
Total liabilities	$2,654,809	$485,525	$445,686
Net Assets	$44,546,369	$16,920,103	$22,182,894
Sources of Net Assets
Paid-in capital	$44,136,361	$16,415,934	$21,845,339
Accumulated net realized loss (computed on the basis of identified cost)	(2,040,627)	(566,127)	(775,168)
Accumulated distributions in excess of net investment income	(83,106)	(27,497)	(18,370)
Net unrealized appreciation (computed on the basis of identified cost)	2,533,741	1,097,793	1,131,093
Total	$44,546,369	$16,920,103	$22,182,894
Class A Shares
Net Assets	$30,896,186	$10,239,253	$17,111,687
Shares Outstanding	2,767,037	1,059,160	1,651,084
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.17	$9.67	$10.36
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$11.73	$10.15	$10.88
Class B Shares
Net Assets	$13,650,183	$6,680,850	$5,071,207
Shares Outstanding	1,235,979	682,977	493,470
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.04	$9.78	$10.28

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended January 31, 2006

	Florida Insured Fund	Hawaii Fund	Kansas Fund
Investment Income
Interest	$2,230,785	$907,529	$1,090,043
Total investment income	$2,230,785	$907,529	$1,090,043
Expenses
Investment adviser fee	$108,298	$26,853	$35,387
Trustees fees and expenses	1,803	181	181
Distribution and service fees
Class A	56,772	18,526	32,744
Class B	148,276	81,811	51,850
Legal and accounting services	32,287	34,337	29,971
Printing and postage	8,040	6,228	8,220
Custodian fee	46,365	31,855	33,099
Transfer and dividend disbursing agent fees	13,879	9,537	12,844
Registration fees	184	—	1,055
Miscellaneous	17,037	12,654	16,319
Total expenses	$432,941	$221,982	$221,670
Deduct — Reduction of custodian fee	$8,640	$4,337	$2,369
Total expense reductions	$8,640	$4,337	$2,369
Net expenses	$424,301	$217,645	$219,301
Net investment income	$1,806,484	$689,884	$870,742
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$154,563	$196,817	$28,637
Financial futures contracts	(571,180)	(225,026)	24,023
Interest rate swap contracts	—	—	(49,640)
Net realized gain (loss)	$(416,617)	$(28,209)	$3,020
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(714,276)	$(484,333)	$(545,067)
Financial futures contracts	319,716	171,613	92,711
Interest rate swap contracts	—	—	48,595
Net change in unrealized appreciation (depreciation)	$(394,560)	$(312,720)	$(403,761)
Net realized and unrealized loss	$(811,177)	$(340,929)	$(400,741)
Net increase in net assets from operations	$995,307	$348,955	$470,001

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 2006

Increase (Decrease) in Net Assets	Florida Insured Fund	Hawaii Fund	Kansas Fund
From operations —
Net investment income	$1,806,484	$689,884	$870,742
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	(416,617)	(28,209)	3,020
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(394,560)	(312,720)	(403,761)
Net increase in net assets from operations	$995,307	$348,955	$470,001
Distributions to shareholders —
From net investment income
Class A	$(1,247,874)	$(396,193)	$(683,132)
Class B	(572,088)	(304,778)	(187,142)
Total distributions to shareholders	$(1,819,962)	$(700,971)	$(870,274)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,836,019	$399,551	$2,089,180
Class B	664,993	306,612	375,880
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	433,338	210,052	416,842
Class B	273,537	161,648	115,203
Cost of shares redeemed
Class A	(5,972,578)	(668,897)	(1,799,768)
Class B	(3,882,604)	(1,593,549)	(692,360)
Net asset value of shares exchanged
Class A	1,271,083	2,072,749	778,638
Class B	(1,271,083)	(2,072,749)	(778,638)
Net increase (decrease) in net assets from Fund share transactions	$1,352,705	$(1,184,583)	$504,977
Net increase (decrease) in net assets	$528,050	$(1,536,599)	$104,704
Net Assets
At beginning of year	$44,018,319	$18,456,702	$22,078,190
At end of year	$44,546,369	$16,920,103	$22,182,894
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(83,106)	$(27,497)	$(18,370)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 2006

Increase (Decrease) in Net Assets	Florida Insured Fund	Hawaii Fund	Kansas Fund
From operations —
Net investment income	$1,923,339	$779,083	$936,653
Net realized loss from investment transactions, financial futures contracts and interest rate swap contracts	(897,654)	(15,399)	(501,238)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	158,726	(141,364)	223,748
Net increase in net assets from operations	$1,184,411	$622,320	$659,163
Distributions to shareholders —
From net investment income
Class A	$(1,155,723)	$(319,962)	$(660,321)
Class B	(788,114)	(437,646)	(285,034)
Total distributions to shareholders	$(1,943,837)	$(757,608)	$(945,355)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,179,130	$616,612	$2,938,692
Class B	1,228,031	303,980	511,122
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	418,991	173,620	382,047
Class B	428,412	251,713	181,217
Cost of shares redeemed
Class A	(5,625,391)	(1,008,822)	(3,236,697)
Class B	(3,765,452)	(1,482,939)	(1,552,052)
Net asset value of shares exchanged
Class A	6,504,283	6,269,214	4,893,797
Class B	(6,504,283)	(6,269,214)	(4,893,797)
Net decrease in net assets from Fund share transactions	$(3,136,279)	$(1,145,836)	$(775,671)
Net decrease in net assets	$(3,895,705)	$(1,281,124)	$(1,061,863)
Net Assets
At beginning of year	$47,914,024	$19,737,826	$23,140,053
At end of year	$44,018,319	$18,456,702	$22,078,190
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(58,747)	$(24,887)	$(10,514)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Insured Fund — Class A
	Year Ended January 31,
	2006(1)	2005(1)	2004(1)	2003	2002(1)(2)
Net asset value — Beginning of year	$11.380	$11.540	$11.430	$11.170	$11.140
Income (loss) from operations
Net investment income	$0.490	$0.524	$0.531	$0.554	$0.546
Net realized and unrealized gain (loss)	(0.204)	(0.155)	0.129	0.256	0.026
Total income from operations	$0.286	$0.369	$0.660	$0.810	$0.572
Less distributions
From net investment income	$(0.496)	$(0.529)	$(0.550)	$(0.550)	$(0.542)
Total distributions	$(0.496)	$(0.529)	$(0.550)	$(0.550)	$(0.542)
Net asset value — End of year	$11.170	$11.380	$11.540	$11.430	$11.170
Total Return(3)	2.58%	3.34%	5.90%	7.40%	5.24%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$30,896	$25,848	$20,845	$13,499	$9,114
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.72%	0.70%	0.72%	0.70%	0.76%
Expenses after custodian fee reduction(4)	0.70%	0.69%	0.70%	0.69%	0.72%
Net investment income	4.36%	4.64%	4.62%	4.90%	4.88%
Portfolio Turnover of the Portfolio(5)	—	0%	19%	16%	18%
Portfolio Turnover of the Fund	29%	12%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.84% to 4.88%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Insured Fund — Class B
	Year Ended January 31,
	2006(1)	2005(1)		2004(1)	2003	2002(1)(2)
Net asset value — Beginning of year	$11.250	$11.420		$11.300	$11.050	$11.020
Income (loss) from operations
Net investment income	$0.406	$0.436		$0.442	$0.466	$0.460
Net realized and unrealized gain (loss)	(0.209)	(0.167)		0.138	0.244	0.022
Total income from operations	$0.197	$0.269		$0.580	$0.710	$0.482
Less distributions
From net investment income	$(0.407)	$(0.439)		$(0.460)	$(0.460)	$(0.452)
Total distributions	$(0.407)	$(0.439)		$(0.460)	$(0.460)	$(0.452)
Net asset value — End of year	$11.040	$11.250		$11.420	$11.300	$11.050
Total Return(3)	1.78%	2.64	%(4)	5.22%	6.54%	4.43%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$13,650	$18,170		$27,069	$23,608	$20,556
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.47%	1.45%		1.47%	1.45%	1.51%
Expenses after custodian fee reduction(5)	1.45%	1.44%		1.45%	1.44%	1.47%
Net investment income	3.64%	3.89%		3.89%	4.18%	4.15%
Portfolio Turnover of the Portfolio(6)	—	0%		19%	16%	18%
Portfolio Turnover of the Fund	29%	12%		—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.11% to 4.15%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Hawaii Fund — Class A
	Year Ended January 31,
	2006(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$9.850		$9.910	$9.700	$9.580	$9.580
Income (loss) from operations
Net investment income	$0.408		$0.444	$0.433	$0.454	$0.453
Net realized and unrealized gain (loss)	(0.172)		(0.069)	0.230	0.124	0.005
Total income from operations	$0.236		$0.375	$0.663	$0.578	$0.458
Less distributions
From net investment income	$(0.416)		$(0.435)	$(0.453)	$(0.458)	$(0.458)
Total distributions	$(0.416)		$(0.435)	$(0.453)	$(0.458)	$(0.458)
Net asset value — End of year	$9.670		$9.850	$9.910	$9.700	$9.580
Total Return(3)	2.46	%(4)	3.91%	6.99%	6.14%	4.87%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$10,239		$8,394	$2,442	$694	$537
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.88%		0.80%	0.83%	0.80%	0.97%
Expenses after custodian fee reduction(5)	0.86%		0.79%	0.81%	0.75%	0.94%
Net investment income	4.20%		4.55%	4.41%	4.68%	4.70%
Portfolio Turnover of the Portfolio(6)	—		20%	4%	11%	22%
Portfolio Turnover of the Fund	24%		8%	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gain per share by $0.003 and increase the ratio of net investmet income to average net assets from 4.67% to 4.70%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  During the year ended January 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Hawaii Fund — Class B
	Year Ended January 31,
	2006(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$9.970		$10.040		$9.830	$9.720	$9.720
Income (loss) from operations
Net investment income	$0.344		$0.379		$0.374	$0.388	$0.389
Net realized and unrealized gain (loss)	(0.187)		(0.083)		0.223	0.117	0.006
Total income from operations	$0.157		$0.296		$0.597	$0.505	$0.395
Less distributions
From net investment income	$(0.347)		$(0.366)		$(0.387)	$(0.395)	$(0.395)
Total distributions	$(0.347)		$(0.366)		$(0.387)	$(0.395)	$(0.395)
Net asset value — End of year	$9.780		$9.970		$10.040	$9.830	$9.720
Total Return(3)	1.62	%(4)	3.21	%(5)	6.18%	5.28%	4.11%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,681		$10,063		$17,295	$17,172	$17,041
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.63%		1.55%		1.58%	1.55%	1.73%
Expenses after custodian fee reduction(6)	1.61%		1.54%		1.56%	1.50%	1.70%
Net investment income	3.49%		3.83%		3.76%	3.95%	3.98%
Portfolio Turnover of the Portfolio(7)	—		20%		4%	11%	22%
Portfolio Turnover of the Fund	24%		8%		—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gain per share by $0.003 and increase the ratio of net investmet income to average net assets from 3.95% to 3.98%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  During the year ended January 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(5)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kansas Fund — Class A
	Year Ended January 31,
	2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.560	$10.680	$10.500	$10.230	$10.200
Income (loss) from operations
Net investment income	$0.434	$0.470	$0.487	$0.478	$0.458
Net realized and unrealized gain (loss)	(0.200)	(0.114)	0.164	0.255	0.042
Total income from operations	$0.234	$0.356	$0.651	$0.733	$0.500
Less distributions
From net investment income	$(0.434)	$(0.476)	$(0.471)	$(0.463)	$(0.470)
Total distributions	$(0.434)	$(0.476)	$(0.471)	$(0.463)	$(0.470)
Net asset value — End of year	$10.360	$10.560	$10.680	$10.500	$10.230
Total Return(3)	2.28%	3.46%	6.33%	7.30%	4.98%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$17,112	$15,920	$11,179	$10,354	$6,091
Ratios (As a percentage of average daily net assets):
Net expenses(4)	0.83%	0.77%	0.79%	0.86%	1.03%
Net expenses after custodian fee reduction(4)	0.82%	0.76%	0.78%	0.83%	0.99%
Net investment income	4.17%	4.48%	4.59%	4.58%	4.46%
Portfolio Turnover of the Portfolio(5)	—	10%	20%	17%	18%
Portfolio Turnover of the Fund	19%	8%	—	—	—

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.06%
Expenses after custodian fee reduction(4)	1.02%
Net investment income	4.43%
Net investment income per share	$0.455

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 4.39% to 4.46%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kansas Fund — Class B
	Year Ended January 31,
	2006(1)	2005(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of year	$10.470	$10.590		$10.420	$10.140	$10.120
Income (loss) from operations
Net investment income	$0.355	$0.394		$0.404	$0.400	$0.380
Net realized and unrealized gain (loss)	(0.192)	(0.120)		0.156	0.263	0.029
Total income from operations	$0.163	$0.274		$0.560	$0.663	$0.409
Less distributions
From net investment income	$(0.353)	$(0.394)		$(0.390)	$(0.383)	$(0.389)
Total distributions	$(0.353)	$(0.394)		$(0.390)	$(0.383)	$(0.389)
Net asset value — End of year	$10.280	$10.470		$10.590	$10.420	$10.140
Total Return(3)	1.60%	2.84	%(4)	5.45%	6.64%	4.09%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$5,071	$6,158		$11,961	$11,246	$9,933
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.58%	1.52%		1.54%	1.61%	1.78%
Net expenses after custodian fee reduction(5)	1.57%	1.51%		1.53%	1.58%	1.74%
Net investment income	3.44%	3.77%		3.85%	3.87%	3.74%
Portfolio Turnover of the Portfolio(6)	—	10%		20%	17%	18%
Portfolio Turnover of the Fund	19%	8%		—	—	—

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.81%
Expenses after custodian fee reduction(5)	1.77%
Net investment income	3.71%
Net investment income per share	$0.378

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 3.67% to 3.74%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.12% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four Funds, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund (Florida Insured Fund), Eaton Vance Hawaii Municipals Fund (Hawaii Fund) and Eaton Vance Kansas Municipals Fund (Kansas Fund) (together referred to as the "Funds"). The Funds, each non-diversified, seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase, as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2006, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Florida Insured	$286,080	January 31, 2009

	32,368	January 31, 2010

	216,412	January 31, 2011

	1,271,199	January 31, 2013

Hawaii	125,674	January 31, 2009

	182,699	January 31, 2011

	93,535	January 31, 2012

	211,449	January 31, 2013

Kansas	904,481	January 31, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, At January 31, 2006, the Florida Insured Fund had net capital losses of $204,833 attributable to security transactions incurred after October 31, 2005. These net capital losses are treated as arising on the first day of the Fund's taxable year ending January 31, 2007.

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

D  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes semi-annual payments at a fixed interest rate. In exchange, a Fund receives payment based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movement in value of interest rates.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

The tax character of distributions paid for the years ended January 31, 2006 and January 31, 2005 was as follows:

Year Ended 1/31/06	Florida Insured	Hawaii	Kansas
Distributions declared from:
Tax-exempt income	$1,817,306	$682,023	$870,274
Ordinary income	$2,656	$18,948	—
Year Ended 1/31/05
Distributions declared from:
Tax-exempt income	$1,941,901	$756,910	$945,355
Ordinary income	$1,936	$698	—

During the year ended January 31, 2006, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

	Florida Insured	Hawaii	Kansas
Increase (decrease):
Paid in capital	$2	$(18,948)	—
Accumulated net realized gain/(loss) on investments	$10,879	$10,471	$8,324
Accumulated undistributed income	$(10,881)	$8,477	$(8,324)

These changes had no effect on the net assets or net asset value per share of the Funds.

As of January 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Florida Insured	Hawaii	Kansas
Undistributed income	$10,895	—	$9,853
Capital loss carryforward	$(1,806,059)	$(613,357)	$(904,481)
Unrealized gain	$2,593,623	$1,137,262	$1,199,736
Other temporary differences	$(388,451)	$(19,736)	$32,447

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	Florida Insured Fund
	Year Ended January 31,
Class A	2006	2005
Sales	874,668	369,653
Issued to shareholders electing to receive payments of distributions in Fund shares	38,586	37,160
Redemptions	(531,575)	(500,206)
Exchange from Class B shares	113,086	559,600
Net increase	494,765	466,207
	Florida Insured Fund
	Year Ended January 31,
Class B	2006	2005
Sales	59,746	109,536
Issued to shareholders electing to receive payments of distributions in Fund shares	24,607	38,281
Redemptions	(349,030)	(338,412)
Exchange to Class A shares	(114,277)	(565,740)
Net decrease	(378,954)	(756,335)

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

	Hawaii Fund
	Year Ended January 31,
Class A	2006	2005
Sales	41,085	63,170
Issued to shareholders electing to receive payments of distributions in Fund shares	21,643	17,818
Redemptions	(68,668)	(103,193)
Exchange from Class B shares	212,776	628,171
Net increase	206,836	605,966
	Hawaii Fund
	Year Ended January 31,
Class B	2006	2005
Sales	31,110	30,731
Issued to shareholders electing to receive payments of distributions in Fund shares	16,437	25,365
Redemptions	(163,986)	(148,968)
Exchange to Class A shares	(210,122)	(620,913)
Net decrease	(326,561)	(713,785)
	Kansas Fund
	Year Ended January 31,
Class A	2006	2005
Sales	200,903	279,335
Issued to shareholders electing to receive payments of distributions in Fund shares	40,143	36,434
Redemptions	(173,196)	(309,282)
Exchange from Class B shares	74,970	454,882
Net increase	142,820	461,369
	Kansas Fund
	Year Ended January 31,
Class B	2006	2005
Sales	36,496	48,921
Issued to shareholders electing to receive payments of distributions in Fund shares	11,187	17,345
Redemptions	(66,976)	(148,995)
Exchange to Class A shares	(75,572)	(458,752)
Net decrease	(94,865)	(541,481)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended January 31, 2006, each Fund paid advisory fees as follows:

Fund	Amount	Effective Rate*
Florida Insured	$108,298	0.25%
Hawaii	26,853	0.15%
Kansas	35,387	0.16%

*  As a percentage of average daily net assets.

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended January 31, 2006, EVM earned $813, $520, and $933 in sub-transfer agent fees from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $5,849, $692 and $3,599 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the year ended January 31, 2006.

Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

During the year ended January 31, 2006, the Hawaii Fund realized a gain of $4,998 due to the sale of an investment security not meeting investment guidelines.

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

5  Distribution and Service Plans

Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan for Class A (Class A Plan), (collectively, the Plans). The Class B Plan requires each Fund to pay EVD amounts equal to 1/365 of 0.75% of each Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid or payable to EVD. For the year ended January 31, 2006, the Class B shares of the Florida Insured Fund, Hawaii Fund, and Kansas Fund paid or accrued distribution fees of $117,060, $64,588 and $40,934, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At January 31, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $574,000, $407,000 and $243,000, respectively.

The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.20% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended January 31, 2006 for the Florida Insured Fund, Hawaii Fund and Kansas Fund amounted to $56,772, $18,526, and $32,744 respectively, for Class A shares, and $31,216, $17,223, and $10,916, respectively, for Class B shares.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC received on Class B redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $0, $0 and $0 of CDSC paid by Class A shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, and approximately $28,000, $18,000 and $11,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the year ended January 31, 2006.

7  Investments

Purchases and sales of investments by the Fund, other than U.S. Government securities, put option transactions and short-term obligations, for the year ended January 31, 2006, were as follows:

Florida Insured Fund
Purchases	$15,025,868
Sales	12,566,237
Hawaii Fund
Purchases	$4,204,827
Sales	4,634,333
Kansas Fund
Purchases	$5,093,740
Sales	4,088,901

Eaton Vance Municipals Funds as of January 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at January 31, 2006, as computed on a federal income tax basis, are as follows:

Florida Insured Fund
Aggregate Cost	$43,131,771
Gross unrealized appreciation	$2,580,248
Gross unrealized depreciation	(76,242)
Net unrealized appreciation	$2,504,006
Hawaii Fund
Aggregate Cost	$15,998,791
Gross unrealized appreciation	$1,193,674
Gross unrealized depreciation	(48,651)
Net unrealized appreciation	$1,145,023
Kansas Fund
Aggregate Cost	$20,987,356
Gross unrealized appreciation	$1,369,106
Gross unrealized depreciation	(108,700)
Net unrealized appreciation	$1,260,406

9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2006, the Florida Insured Fund, Hawaii Fund and Kansas Fund had balances outstanding pursuant to this line of credit of $1,200,000, $400,000 and $200,000, respectively. The Funds did not have any significant borrowings or allocated fees during the year ended January 31, 2006.

10  Overdraft Advances

Pursuant to the custodian agreement between the Funds and Investors Bank & Trust (IBT), IBT may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Fund's assets to the extent of any overdraft. At January 31, 2006, the Florida Insured Fund and Kansas Fund had payments due to IBT pursuant to the foregoing arrangements of $100,000 and $50,000, respectively.

11  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2006 is as follows:

Futures Contracts

Fund Net Unrealized	Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Appreciation (Depreciation)
Florida Insured	03/06	90 U.S. Treasury Bond	Short	$(10,245,554)	$(10,155,937)	$89,617
Hawaii	03/06	55 U.S. Treasury Bond	Short	$(6,198,645)	$(6,206,406)	$(7,761)
Kansas	03/06	75 U.S. Treasury Bond	Short	$(8,402,611)	$(8,463,281)	$(60,670)

At January 31, 2006, the Funds had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Eaton Vance Municipals Funds as of January 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of Eaton Vance Municipals Trust II:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Florida Insured Municipals Fund, Eaton Vance Hawaii Municipals Fund and Eaton Vance Kansas Municipals Fund, (collectively, the "Funds") (certain of the series constituting Eaton Vance Municipals Trust II) (the "Trust"), including the portfolios of investments, as of January 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at January 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of the aforementioned funds of Eaton Vance Municipals Trust II as of January 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 17, 2006

Eaton Vance Municipals Funds as of January 31, 2006

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Florida Insured Fund  99.85%
Hawaii Fund  97.30%
Kansas Fund  100.00%

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The investment advisory agreements between each of Eaton Vance Florida Insured Municipals Fund, Eaton Vance Hawaii Municipals Fund and Eaton Vance Kansas Municipals Fund (collectively the "Funds" and each individually a "Fund"), and the investment adviser, Boston Management and Research, each provide that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreements between the Funds and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of each Fund with those of comparable funds;

•  An independent report comparing the expense ratio of each Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered the investment adviser's management capabilities with respect to the types of investments held by each Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreements. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to each Fund. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resourceas available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage each Fund and concluded

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Fund.

In its review of comparative information with respect to each Fund's investment performance, the Special Committee concluded that each Fund's overall performance is within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of each Fund, the Special Committee concluded that each Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Fund and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for each Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to each Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Funds, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Funds.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the approval of the investment advisory agreements, including the fee structures, is in the interests of shareholders.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee(s)

James B. Hawkes 11/9/41	Trustee and Vice President	Since 1993	Chief Executive Officer of BMR, EVM and EV; Chairman and Chief Executive Officer of EVC; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/26/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee since 1993 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	161	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2005). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investement trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 84 registered investment companies managed by EVM or BMR.

William H. Ahern 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President	Since 1993	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Clemson served as Vice President since 2004 and Ms. Campbell served as Assistant Treasurer since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust II
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. Each Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

335-3/06  3CSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice President of Commercial Industrial Finance Corp (specialty finance company). Previously he served as the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

Eaton Vance Florida Insured Municipals Fund, Eaton Vance Hawaii Municipals Fund, Eaton Vance High Yield Municipals Fund and Eaton Vance Kansas Municipals Fund, (the “Fund(s)”) are the series of Eaton Vance Municipals Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended January 31, 2005 and January 31, 2006 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Florida Insured Municipals Fund

Fiscal Years Ended	1/31/05	1/31/06

Audit Fees	$21,166	$22,820

Audit-Related Fees(1)	0	0

Tax Fees(2)	9,400	5,565

All Other Fees(3)	0	0

Total	$30,566	$28,385

Eaton Vance Hawaii Municipals Fund

Fiscal Years Ended	1/31/05	1/31/06

Audit Fees	$18,592	$20,225

Audit-Related Fees(1)	0	0

Tax Fees(2)	9,400	5,565

All Other Fees(3)	0	0

Total	$27,992	$25,790

Eaton Vance High Yield Municipals Fund

Fiscal Years Ended	1/31/05	1/31/06

Audit Fees	$55,720	$57,725

Audit-Related Fees(1)	0	0

Tax Fees(2)	9,400	5,565

All Other Fees(3)	0	0

Total	$65,120	$63,290

Eaton Vance Kansas Municipals Fund

Fiscal Years Ended	1/31/05	1/31/06

Audit Fees	$18,592	$20,225

Audit-Related Fees(1)	0	0

Tax Fees(2)	9,400	5,565

All Other Fees(3)	0	0

Total	$27,992	$25,790

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to     the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds, comprising all of the series of the Trust, have the same fiscal year end (January 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the series in the Trust by the principal accountant of each series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each series.

Fiscal Years Ended	1/31/05	1/31/06

Audit Fees	$114,070	$120,995

Audit-Related Fees(1)	0	0

Tax Fees(2)	37,600	22,260

All Other Fees(3)	0	0

Total	$151,670	$143,255

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal year ended January 31, 2006, $35,000 was billed by “D&T”, the principal accountant for each fund, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Funds’ respective principal accountant for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by “D&T” for the last two fiscal years of each Fund.

Fiscal Years Ended	1/31/05	1/31/06

Registrant(1)	$37,600	$22,260

Eaton Vance(2)	$479,858	$384,713

(1)   Includes all of the Series of the Trust.

(2)   The investment adviser to the fund, as well as any of its affiliates that provide ongoing services to the funds, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 16, 2006

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	March 16, 2006